Consolidated Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current Assets:
Cash and cash equivalents	$ 8,969	$ 42,186
Accounts receivable, net	66,754	16,579
Total Current Assets	75,723	58,765
Property and equipment, net		818
Other Assets:
Security Deposit	1,450
Software, net	988,838	1,025,169
Customer lists, net	856,898	327,596
Covenant not to compete, net	37,794	3,767
Total other assets	1,884,980	1,356,532
TOTAL ASSETS	1,960,703	1,416,115
Current Liabilities:
Accounts payable	332,760	48,214
Accrued expenses	110,008	34,687
Deferred revenue	51,410
Promissory notes - current portion	175,000
Promissory notes - related party - current portion	125,000
Total Current Liabilities	794,178	82,901
Promissory note - related party - non-current	375,000	500,000
Promissory notes - non-current	375,000	200,000
TOTAL LIABILITIES	1,544,178	782,901
Commitments and Contingencies (See Note 5)
Stockholders' Equity:
Common Stock, 70,000,000 shares authorized, $.001 par value, 10,049,754 and 7,974,252 shares issued and outstanding in 2017 and 2016, respectively	10,050	7,974
Additional paid in capital	3,977,977	2,819,326
Accumulated deficit	(3,571,502)	(2,194,086)
Total stockholders' equity	416,525	633,214
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,960,703	$ 1,416,115